Commitments and contingencies - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Contractual capital commitments	€ 594	€ 281
Finance Lease Acquired Not Yet Commenced	€ 28
Finance Lease Term Years	4 years
Transponder Service Agreement Expense	€ 205	158
Litigation Claims Amount	0	0
Outstanding Bank Guarantees	29	39
Intelsat Holdings S.à r.l. [Member]
Commitments and Contingencies [Line Items]
Capital Commitments	261
IRIS2 Concession Agreement [Member]
Commitments and Contingencies [Line Items]
Contract Termination Fees	300
Other commitments [Member]
Commitments and Contingencies [Line Items]
Capital Commitments	783	335
Transponder and Teleport Service Commitments	408	47
Cloud Computing Service Commitments	36	59
Optional Additional Commitment	213
Low Earth Orbit Satellite Capacity and Terminal Hardware Commitment	202
Other commitments [Member] | Top of range [member]
Commitments and Contingencies [Line Items]
Capital Commitments	415
Teleport and Associated Ground Infrastructure [Member]
Commitments and Contingencies [Line Items]
Finance Lease Acquired Not Yet Commenced	€ 9
Finance Lease Term Years	5 years
State of Luxembourg [Member]
Commitments and Contingencies [Line Items]
Capital Commitments	€ 63	64
State of Luxembourg [Member] | Other commitments [Member]
Commitments and Contingencies [Line Items]
Capital Commitments	€ 63	€ 64